PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 1,323
Charges	311	$ 292	$ 251
Impairment	5	4	5
Property, plant and equipment at end of period	1,449	1,323
Reconciliation of changes in property, plant and equipment
Instruments transferred to inventory in the course of construction	7	0
Capital expenditures relating to property, plant and equipment contracted but not yet provided	56	33
Disclosure of quantitative information about leases for lessee [abstract]
Depreciation charge in the year	$ 51	50	0
Minimium
Reconciliation of changes in property, plant and equipment
Useful Life	3 years
Maximum
Reconciliation of changes in property, plant and equipment
Useful Life	20 years
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,357	3,042
Exchange adjustment	86	9
Acquisitions – Property, plant and equipment	6	9
Additions	452	405
Disposals	(119)	(104)
Impairment	(13)	4
Transfers	(17)
Property, plant and equipment at end of period	3,752	3,357	3,042
Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		2,883
Property, plant and equipment at end of period			2,883
Cost | IFRS 16 | Restatement Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		159
Property, plant and equipment at end of period			159
Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,034)	(1,821)
Exchange adjustment	(59)	(4)
Charges	(311)	(292)
Disposals	93	83
Impairment	8
Property, plant and equipment at end of period	(2,303)	(2,034)	(1,821)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	24
Property, plant and equipment at end of period	22	24
Right-of-use assets	173
Disclosure of quantitative information about leases for lessee [abstract]
Additions	70
Depreciation charge in the year	38
Right of use assets	173
Land and buildings | Freehold
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	378
Property, plant and equipment at end of period	417	378
Land and buildings | Freehold | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	533	469
Exchange adjustment	15	2
Acquisitions – Property, plant and equipment	5	7
Additions	80	42
Disposals	(23)	(11)
Impairment	(8)
Transfers	14	24
Property, plant and equipment at end of period	616	533	469
Land and buildings | Freehold | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		335
Property, plant and equipment at end of period			335
Land and buildings | Freehold | Cost | IFRS 16 | Restatement Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		134
Property, plant and equipment at end of period			134
Land and buildings | Freehold | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(155)	(109)
Exchange adjustment	(5)	(1)
Charges	(57)	(51)
Disposals	13	6
Impairment	5
Property, plant and equipment at end of period	$ (199)	(155)	(109)
Buildings | Minimium
Reconciliation of changes in property, plant and equipment
Useful Life	20 years
Buildings | Maximum
Reconciliation of changes in property, plant and equipment
Useful Life	50 years
Instruments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 417
Property, plant and equipment at end of period	443	417
Instruments | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,512	1,388
Exchange adjustment	45	(2)
Additions	203	198
Disposals	(74)	(72)
Transfers	(10)
Property, plant and equipment at end of period	1,676	1,512	1,388
Instruments | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,388
Property, plant and equipment at end of period			1,388
Instruments | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,095)	(1,001)
Exchange adjustment	(34)	2
Charges	(165)	(157)
Disposals	61	60
Transfers		1
Property, plant and equipment at end of period	(1,233)	(1,095)	(1,001)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	358
Property, plant and equipment at end of period	373	358
Right-of-use assets	23
Disclosure of quantitative information about leases for lessee [abstract]
Additions	10
Depreciation charge in the year	13
Right of use assets	23
Other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,142	1,057
Exchange adjustment	26	8
Acquisitions – Property, plant and equipment	1	2
Additions	37	37
Disposals	(21)	(19)
Impairment	(5)
Transfers	64	57
Property, plant and equipment at end of period	1,244	1,142	1,057
Other | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,032
Property, plant and equipment at end of period			1,032
Other | Cost | IFRS 16 | Restatement Adjustment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		25
Property, plant and equipment at end of period			25
Other | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(784)	(711)
Exchange adjustment	(20)	(5)
Charges	(89)	(84)
Disposals	19	17
Impairment	3
Transfers		(1)
Property, plant and equipment at end of period	(871)	(784)	(711)
Assets in course of construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	170
Property, plant and equipment at end of period	216	170
Assets in course of construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	170	128
Exchange adjustment		1
Additions	132	128
Disposals	(1)	(2)
Impairment		4
Transfers	(85)	(81)
Property, plant and equipment at end of period	$ 216	170	128
Assets in course of construction | Cost | Previously Reported
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		$ 128
Property, plant and equipment at end of period			$ 128